Income Taxes - Effective income tax rate (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax at the Federal statutory rate					$ (1,842)	$ (1,357)
State taxes					(464)	(130)
Permanent differences					92	752
Valuation allowance					2,195	147
True up items					13	288
Miscellaneous					22	22
Stock transaction					21	57
Foreign rate					(236)	96
Effective tax rate	$ 397	$ (109)	$ 519	$ (466)	$ (199)	$ (125)	[1]
Tax at the Federal statutory rate			34.00%		34.00%	34.00%
State taxes					8.60%	3.30%
Permanent differences					(1.70%)	(18.90%)
Valuation allowance					(40.50%)	(3.70%)
True up items					(0.20%)	(7.20%)
Miscellaneous					(0.40%)	(0.60%)
Stock transaction					(0.40%)	(1.40%)
Foreign rate					4.30%	(2.40%)
Effective tax rate			0.302%		3.70%	3.10%

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.